SCHEDULE OF RESTATEMENTS OF BALANCE SHEETS (Details)		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 TWD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other Assets
Accounts and Other Payables		$ (1,748,857)	(1,308,914)	$ (1,240,902)
Property and Equipment, Net		68,677	98,575	53,201
Property and Equipment, Net		(68,677)	(98,575)	(53,201)
Other Assets
Cash and Cash Equivalents		2,629,287	4,738,504	3,298,474	$ 749,619	$ 1,025,675	$ 1,959,399
Accumulated Other Comprehensive Income (Loss)		(280,209)	(221,418)	(212,027)
Accumulated Deficit		(53,176,717)	(49,195,897)	$ (54,755,942)
Gain (Loss) on Investments			180,000
Iveda Taiwan [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other Receivables, Net, Current		$ 200,000
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other Assets			444,723
Accounts and Other Payables			(1,110,087)
Property and Equipment, Net			891,187
Property and Equipment, Net			(891,187)
Other Assets			99,048
Cash and Cash Equivalents			4,754,597
Accumulated Other Comprehensive Income (Loss)			(222,380)
Accumulated Deficit			(47,941,796)
Gain (Loss) on Investments
Revision of Prior Period, Reclassification, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other Assets	[1]		(146,560)
Accounts and Other Payables	[2]		(200,000)
Property and Equipment, Net	[3]		(792,612)
Property and Equipment, Net	[3]		792,612
Other Assets	[4]		(99,048)
Cash and Cash Equivalents	[4]		(16,093)
Accumulated Other Comprehensive Income (Loss)	[4]		(962)
Accumulated Deficit	[5]		(1,254,101)
Gain (Loss) on Investments			(180,000)
Revision of Prior Period, Reclassification, Adjustment [Member] | Accounts Payable and Accrued Liabilities [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property and Equipment, Net			1,173
Property and Equipment, Net			(1,173)
Restated [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other Assets			298,163
Accounts and Other Payables
Property and Equipment, Net			98,575
Property and Equipment, Net			(98,575)
Other Assets
Cash and Cash Equivalents			4,738,504
Accumulated Other Comprehensive Income (Loss)			(221,418)
Accumulated Deficit			(49,195,897)
Gain (Loss) on Investments			(180,000)
Restated [Member] | Accounts Payable and Accrued Liabilities [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property and Equipment, Net			1,308,914
Property and Equipment, Net			$ (1,308,914)

[1]	Deferred Tax Asset eliminated from Other Assets
[2]	The intercompany amount due to Iveda Taiwan was understated by $200,000 related to a payment made on behalf of Iveda US by Iveda Taiwan added back to Accounts and Other Payables
[3]	2023 capitalized software expensed to Research and Development
[4]	An adjustment for $180,000 to expense its investment in Iveda Phils JV originally recorded as a consolidation but we have determined this investment should have been recorded using the equity method. On the balance sheet this effected Cash and Cash equivalents, Accounts and Other Payables, Joint Venture Non-Controlled Equity Portion, Accumulated Other Comprehensive Income (Loss).
[5]	Each of the above restatements effected Accumulated Deficit